RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
May 31, 2024
Right-of-use Assets
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of May 31,
	2024	2023
	$’000	$’000

Assets
Operating lease, right-of-use asset, net	1,056	1,117

Total right-of-use asset	1,056	1,117

Liabilities
Current:
Operating lease liabilities	111	54

	111	54

Non-current:
Operating lease liabilities	1,064	1,104

	1,064	1,104

Total lease liabilities	1,175	1,158

SCHEDULE OF OPERATING LEASE EXPENSES

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Operating lease cost:
Operating lease expense (per ASC 842)	-	-	25

Short-term lease expense (other than ASC 842)	802	789	710

Total lease expense	802	789	735

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three financial years ending May 31:

Financial Years Ending May 31,	Operating and finance lease amount
$’000

2025	114
2026	1,064
Less: interest	(3)

Present value of lease liabilities	1,175

Representing:
Current liabilities	111
Non-current liabilities	1,064

1,175